UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mimi Drake
Title:    Chief Financial Officer
Phone:    (610) 940-5306

Signature, Place and Date of Signing:


/s/ Mimi Drake                West Conshohocken, PA          February 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $143,986
                                        (x000s)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1                                  Defiance Asset Management Fund, L.P.

                                                  FORM 13F INFORMATION TABLE
                                                      December 31, 2005
                              TITLE OF               VALUE       SHRS OR SH/ PUT/   INVESTMENT       OTHER  VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       (x$1,000)   PRN AMT PRN CALL   DISCRETION       MNGRS  SOLE      SHARED
--------------                -----      -----       ---------   ------- --- ----   ----------       -----  ----      ------
ABIOMED INC                   COM        003654100     259,127    28,044 SH         SOLE             NONE    28,044
ABIOMED INC                   COM        003654100     837,015    90,586 SH         SHARED-DEFINED    1                90,586
AMERICAN INTERL GROUP INC     COM        026874107     620,893     9,100 SH         SOLE             NONE     9,100
AMERICAN INTERL GROUP INC     COM        026874107   2,005,962    29,400 SH         SHARED-DEFINED    1                29,400
ASYST TECHNOLOGY CORP         COM        04648X107     378,441    66,161 SH         SOLE             NONE    66,161
ASYST TECHNOLOGY CORP         COM        04648X107   1,220,333   213,345 SH         SHARED-DEFINED    1               213,345
BANK OF AMERICA CORPORATION   COM        060505104   1,167,595    25,300 SH         SOLE             NONE    25,300
BANK OF AMERICA CORPORATION   COM        060505104   3,771,609    81,725 SH         SHARED-DEFINED    1                81,725
CITIGROUP INC                 COM        172967101   1,257,170    25,905 SH         SOLE             NONE    25,905
CITIGROUP INC                 COM        172967101   4,061,961    83,700 SH         SHARED-DEFINED    1                83,700
CATERPILLAR INC DEL           COM        149123101   1,005,487    17,405 SH         SOLE             NONE    17,405
CATERPILLAR INC DEL           COM        149123101   3,248,118    56,225 SH         SHARED-DEFINED    1                56,225
CUMMINS INC                   COM        231021106   1,031,446    11,495 SH         SOLE             NONE    11,495
CUMMINS INC                   COM        231021106   3,330,867    37,121 SH         SHARED-DEFINED    1                37,121
CONOCOPHILLIPS                COM        20825C104   2,146,086    36,887 SH         SOLE             NONE    36,887
CONOCOPHILLIPS                COM        20825C104   6,932,147   119,150 SH         SHARED-DEFINED    1               119,150
CHEVRON CORP NEW              COM        166764100     957,767    16,871 SH         SOLE             NONE    16,871
CHEVRON CORP NEW              COM        166764100   3,094,249    54,505 SH         SHARED-DEFINED    1                54,505
DRESS BARN INC                COM        261570105     678,262    17,567 SH         SOLE             NONE    17,567
DRESS BARN INC                COM        261570105   2,189,496    56,708 SH         SHARED-DEFINED    1                56,708
DOW CHEM CO                   COM        260543103   1,369,901    31,262 SH         SOLE             NONE    31,262
DOW CHEM CO                   COM        260543103   4,425,820   101,000 SH         SHARED-DEFINED     1               101,000
QUANTUM CORP                  COM DSSG   747906204     206,970    67,859 SH         SOLE             NONE    67,859
QUANTUM CORP                  COM DSSG   747906204     668,060   219,036 SH         SHARED-DEFINED     1               219,036
EASTMAN CHEM CO               COM        277432100   1,043,150    20,220 SH         SOLE             NONE    20,220
EASTMAN CHEM CO               COM        277432100   3,369,601    65,315 SH         SHARED-DEFINED      1                65,315
FINISH LINE INC               CL A       317923100   1,873,869   107,570 SH         SOLE             NONE   107,570
FINISH LINE INC               CL A       317923100   6,029,271   346,112 SH         SHARED-DEFINED     1               346,112
FOOT LOCKER INC               COM        344849104     522,471    22,148 SH         SOLE             NONE    22,148
FOOT LOCKER INC               COM        344849104   1,687,935    71,553 SH         SHARED-DEFINED     1                71,553
HOME DEPOT INC                COM        437076102     810,814    20,030 SH         SOLE             NONE    20,030
HOME DEPOT INC                COM        437076102   2,619,056    64,700 SH         SHARED-DEFINED     1                64,700
HEALTH MGMT ASSOC INC NEW     CL A       421933102     325,425    14,819 SH         SOLE             NONE    14,819
HEALTH MGMT ASSOC INC NEW     CL A       421933102   1,051,181    47,868 SH         SHARED-DEFINED     1                47,868
KB HOME                       COM        48666K109   1,537,776    21,164 SH         SOLE             NONE    21,164
KB HOME                       COM        48666K109   4,967,038    68,360 SH         SHARED-DEFINED     1                68,360
LIZ CLAIBORNE INC             COM        539320101     494,316    13,800 SH         SOLE             NONE    13,800
LIZ CLAIBORNE INC             COM        539320101   1,601,154    44,700 SH         SHARED-DEFINED     1                44,700
MOTOROLA INC                  COM        620076109   1,936,483    85,723 SH         SOLE             NONE    85,723
MOTOROLA INC                  COM        620076109   6,255,171   276,900 SH         SHARED-DEFINED     1               276,900
PC-TEL INC                    COM        69325Q105     154,509    17,638 SH         SOLE             NONE    17,638
PC-TEL INC                    COM        69325Q105     499,644    57,037 SH         SHARED-DEFINED     1                57,037
PFIZER INC                    COM        717081103   1,442,132    61,841 SH         SOLE             NONE    61,841
PFIZER INC                    COM        717081103   4,578,509   196,334 SH         SHARED-DEFINED     1               196,334
PULTE HOMES INC               COM        745867101   1,477,456    37,537 SH         SOLE             NONE    37,537
PULTE HOMES INC               COM        745867101   4,772,400   121,250 SH         SHARED-DEFINED     1               121,250
PNC FINL SVCS GROUP INC       COM        693475105     624,174    10,095 SH         SOLE             NONE    10,095
PNC FINL SVCS GROUP INC       COM        693475105   2,018,440    32,645 SH         SHARED-DEFINED     1                32,645
RYDER SYS INC                 COM        783549108     640,568    15,616 SH         SOLE             NONE    15,616
RYDER SYS INC                 COM        783549108   2,069,254    50,445 SH         SHARED-DEFINED     1                50,445
SHOE CARNIVAL INC             COM        824889109     348,528    15,900 SH         SOLE             NONE    15,900
SHOE CARNIVAL INC             COM        824889109   1,372,192    62,600 SH         SHARED-DEFINED     1                62,600
SOLECTRON CORP                COM        834182107     399,171   109,063 SH         SOLE             NONE   109,063
SOLECTRON CORP                COM        834182107   1,289,553   352,337 SH         SHARED-DEFINED     1               352,337
ST PAUL TRAVELERS INC         COM        792860108   1,149,136    25,725 SH         SOLE             NONE    25,725
ST PAUL TRAVELERS INC         COM        792860108   3,712,300    83,105 SH         SHARED-DEFINED     1                83,105
SEAGATE TECHNOLGY             SHS        G7945J104   1,244,697    62,266 SH         SOLE             NONE    62,266
SEAGATE TECHNOLGY             SHS        G7945J104   4,022,788   201,240 SH         SHARED-DEFINED     1               201,240
TEREX CORP NEW                COM        880779103   1,868,902    31,463 SH         SOLE             NONE    31,463
TEREX CORP NEW                COM        880779103   6,036,228   101,620 SH         SHARED-DEFINED     1               101,620
TOO INC                       COM        890333107   1,572,933    55,758 SH         SOLE             NONE    55,758
TOO INC                       COM        890333107   5,083,668   180,208 SH         SHARED-DEFINED     1               180,208
MICROTUNE INC DEL             COM        59514P109     160,858    38,575 SH         SOLE             NONE    38,575
MICROTUNE INC DEL             COM        59514P109     519,686   124,625 SH         SHARED-DEFINED     1               124,625
TYCO INTL LTD NEW             COM        902124106     640,144    22,181 SH         SOLE             NONE    22,181
TYCO INTL LTD NEW             COM        902124106   2,067,675    71,645 SH         SHARED-DEFINED     1                71,645
WEBMETHODS INC                COM        94768C108     689,089    89,376 SH         SOLE             NONE    89,376
WEBMETHODS INC                COM        94768C108   2,224,520   288,524 SH         SHARED-DEFINED     1               288,524
WELLPOINT INC                 COM        94973V107   1,369,037    17,158 SH         SOLE             NONE    17,158
WELLPOINT INC                 COM        94973V107   4,420,366    55,400 SH         SHARED-DEFINED     1                55,400
YELLOW ROADWAY CORP           COM        985577105     597,863    13,402 SH         SOLE             NONE    13,402
YELLOW ROADWAY CORP           COM        985577105   1,930,409    43,273 SH         SHARED-DEFINED     1                43,273

SK 23245 0001 642978